ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
                     SUPPLEMENT DATED JUNE 20, 2007, TO THE
          PROSPECTUS DATED MAY 1, 2007, AS SUPPLEMENTED ON MAY 16, 2007

            THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN
           THE PROSPECTUS AND SHOULD BE ATTACHED TO THE PROSPECTUS AND
                         RETAINED FOR FUTURE REFERENCE.


--------------------------------------------------------------------------------
AT A MEETING HELD JUNE 13, 2007, THE FUND'S BOARD OF TRUSTEES APPROVED THE MERGER OF EACH ACQUIRED FUND INTO ITS CORRESPONDING ACQUIRING FUND AS SHOWN IN THE FOLLOWING TABLE:

---------------------------------------------------------- ---------------------------------------------------
                     ACQUIRED FUNDS                                         ACQUIRING FUNDS
---------------------------------------------------------- ---------------------------------------------------
---------------------------------------------------------- ---------------------------------------------------
               AZL(SM) AIM Basic Value Fund                            AZL(SM) Van Kampen Comstock Fund
---------------------------------------------------------- ---------------------------------------------------
---------------------------------------------------------- ---------------------------------------------------
               AZL(SM) OCC Renaissance Fund                                 AZL(SM) OCC Value Fund
---------------------------------------------------------- ---------------------------------------------------
---------------------------------------------------------- ---------------------------------------------------
         AZL(SM) Van Kampen Aggressive Growth Fund                  AZL(SM) Van Kampen Mid Cap Growth Fund
---------------------------------------------------------- ---------------------------------------------------
---------------------------------------------------------- ---------------------------------------------------
         AZL(SM) Van Kampen Strategic Growth Fund                AZL(SM) Dreyfus Founders Equity Growth Fund
---------------------------------------------------------- ---------------------------------------------------

Completion of the merger is subject to a number of conditions, including approval by shareholders of each Acquired Fund. It is currently anticipated that proxy materials regarding the merger will be distributed to shareholders of each Acquired Fund during the third quarter of 2007, and that a special meeting of shareholders to consider the merger will be scheduled for the third quarter of 2007. Subject to satisfaction of these and other conditions of the mergers, it is anticipated that the mergers will become effective as soon as practicable following shareholder approval.


PROSPECTUS

--------------------------------------------------------------------------------
1. EFFECTIVE JUNE 13, 2007, ALLIANZ LIFE ADVISERS, LLC ENTERED INTO A SUBADVISORY AGREEMENT WITH TURNER INVESTMENT PARTNERS, INC. ("TURNER") PURSUANT TO WHICH TURNER WILL REPLACE CLEARBRIDGE ADVISORS, LLC (FORMERLY CAM NORTH AMERICA, LLC) AS THE SUBADVISER TO THE FUND EFFECTIVE ON OR ABOUT JUNE 26, 2007. IN ADDITION, THE FOLLOWING NAME CHANGE IS EFFECTIVE ON OR ABOUT JUNE 26, 2007.

    NAME EFFECTIVE ON OR ABOUT JUNE 26, 2007              PREVIOUS NAME
 AZL(SM) Turner Quantitative Small Cap Growth Fund  AZL(SM) LMP Small Cap Growth
                                                    Fund

                               * * * * *
THE INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES SECTION, ON PAGE 56, IS REPLACED WITH THE FOLLOWING:

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of the AZL Turner Quantitative Small Cap Growth Fund is long-term growth of capital.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks and other equity securities of U.S. companies with small market capitalizations. The Fund will provide notice to shareholders at least 60 days prior to any change to this policy. Small capitalization companies are defined for this purpose as companies with market capitalizations at the time of purchase in the range of the market capitalizations of companies included in the Russell 2000 Growth Index. These securities may be traded over the counter or listed on an exchange.

The Subadviser selects securities for the Fund's portfolio that it believes, based on a quantitative model, have strong earnings growth potential The Fund's investment strategy is to invest in companies that receive high rankings from the Subadviser's proprietary quantitative model. The model seeks to identify attractive small cap growth securities based on such growth characteristics as superior earnings prospects, reasonable valuations, and other fundamental characteristics believed to have predictive value. The Subadviser will seek to maintain sector weightings that approximate those of the Russell 2000 Growth Index, the Fund's benchmark.

Generally, the Subadviser sells securities when a stock's ranking declines relative to its peers.

The Fund may invest in foreign securities listed on U.S. exchanges and in initial public offerings. The Fund may engage in active and frequent trading to achieve its investment objective.

For temporary defensive purposes, or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate, and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.

                                                     * * * * *


                                   Page 1 of 3                  AZLPRO-002-0507

THE LIST OF GENERAL RISKS UNDER THE PRINCIPAL INVESTMENT RISKS SECTION, BEGINNING ON PAGE 56, IS REPLACED WITH THE FOLLOWING:

The Fund faces the following general risks:
o MARKET RISK: The values of stocks fluctuate in response to the activities of individual companies and general stock market conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investments, such as short-term, high-grade fixed income securities.
o MANAGEMENT RISK: The Fund is subject to management risk because it is an actively managed investment portfolio. The portfolio managers will apply investment techniques and risk analyses in making investment decisions for the Fund. There can be no guarantee that they will produce the desired results, and poor security selection may cause the Fund to underperform its benchmark index or other funds with similar investment objectives.
o CAPITALIZATION RISK: The Fund is subject to capitalization risk. Small capitalization companies may present additional risk because they have less predictable earnings or no earnings, more volatile share prices, and less liquid securities than large capitalization companies. The securities of small capitalization companies may fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices. Smaller companies may also have limited product lines, markets, or financial resources, or may depend on a limited management group.
o GROWTH STOCKS RISK: The returns on growth stocks may or may not move in tandem with the returns on other categories of stocks or the stock market as a whole. Growth stocks may be particularly susceptible to rapid price swings during periods of economic uncertainty or in the event of earnings disappointments. Further, growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions.
     To the extent a growth style of investing emphasizes certain sectors of the market, such investments will be more sensitive to market, political, regulatory and economic factors affecting those sectors.
o FOREIGN RISK: Because the Fund may invest in securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers, such as different accounting, legal and disclosure standards, different trading markets and practices, and trading in different currencies.
o INITIAL PUBLIC OFFERINGS RISK: The Fund may purchase securities of companies in initial public offerings (IPOs). The prices of securities purchased in IPOs can be very volatile. The effect of IPOs on the Fund's performance depends on a variety of factors, including the number of IPOs the Fund invests in relative to the size of the Fund and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. As a fund's asset base increases, IPOs often have a diminished effect on such fund's performance.
o FREQUENT TRADING: The Fund may actively and frequently trade its portfolio securities. High portfolio turnover (100% or more) results in higher transaction costs and can adversely affect the Fund's performance.

                                    * * * * *

THE SUBADVISERS OF THE FUNDS SECTION, BEGINNING ON PAGE 172, IS REVISED TO DELETE "AZL LMP SMALL CAP GROWTH FUND" FROM THE LIST OF FUNDS SUBADVISED BY CLEARBRIDGE ADVISORS, LLC AND TO INCLUDE THE FOLLOWING:

------------------------------------------------------------------------------------------------------------
TURNER INVESTMENT PARTNERS, INC. ("TURNER"), 1205 Westlakes Drive, Suite 100,
Berwyn, Pennsylvania 19312, is an employee-owned investment management firm founded by Robert E. Turner, Mark D. Turner and Christopher K. McHugh. Turner
began managing assets, including institutional assets, in 1990.  Turner offers a    AZL Turner Quantitative
variety of growth, core and value equity investment strategies across all market    Small Cap Growth Fund
capitalizations, totaling approximately $22.8 billion in assets under management as of December 31, 2006.
-------------------------------------------------------------------------------------------------------------

                                    * * * * *

THE PORTFOLIO MANAGERS OF THE SUBADVISERS SECTION, BEGINNING ON PAGE 176, IS REVISED TO DELETE THE ENTRY FOR THE AZL LMP SMALL CAP GROWTH FUND AND TO INCLUDE THE FOLLOWING:

AZL TURNER QUANTITATIVE SMALL CAP GROWTH FUND: David Kovacs, CFA, is Senior Portfolio Manager for the Fund. Mr. Kovacs is the lead manager of the all the quantitative portfolios and developed the quantitative research model that is currently used by the Subadviser. He has worked at Turner since 1998 and has seventeen years of investment experience. Prior to joining Turner Investment Partners, Mr. Kovacs was Director of Quantitative Research at Pilgrim Baxter & Associates. He also served as a senior financial analyst at The West Company. He began his career as a research analyst at Allied Signal, Inc. Mr. Kovacs received his MBA from the University of Notre Dame. Mr. Kovacs is a member of CFA Institute and CFA Society of Philadelphia.


                                   Page 2 of 3                  AZLPRO-002-0507

Jennifer K. Clark is a Portfolio Manager for the Fund. Ms. Clark has worked at Turner since 2006 and has five years of investment experience. Prior to joining Turner Investment Partners, Ms. Clark was employed with ACE USA. Ms. Clark received her BS from Pennsylvania State University.

                                    * * * * *

THE LEGAL PROCEEDINGS SECTION, BEGINNING ON PAGE 189, IS REVISED TO INCLUDE THE FOLLOWING:

TURNER
To the best of its knowledge, the Subadviser is not a party to any material pending legal proceedings, other than ordinary routine litigation incidental to the business.


--------------------------------------------------------------------------------
2. THE FOLLOWING INFORMATION REFLECTS A CHANGE, EFFECTIVE JUNE 1, 2007, TO THE NORMAL MINIMUM AND MAXIMUM AVERAGE PORTFOLIO DURATION FOR THE TOTAL RETURN STRATEGY FOR THE AZL TARGETPLUS BALANCED FUND, AZL TARGETPLUS GROWTH FUND, AND AZL TARGETPLUS MODERATE FUND.

THE FOLLOWING PARAGRAPH REPLACES THE FIRST PARAGRAPH UNDER THE HEADING "TOTAL RETURN STRATEGY" ON PAGES 113, 127, AND 136: The Total Return Strategy seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in a diversified portfolio of Fixed Income Instruments (as defined above) of varying maturities. The average portfolio duration of this strategy normally varies within two years (plus or minus) of the duration of the Lehman Brothers Aggregate Bond Index, which as of March 31, 2007 was 4.5 years.


--------------------------------------------------------------------------------
3. THE FOLLOWING INFORMATION SPECIFIES THE MINIMUM AND MAXIMUM AVERAGE PORTFOLIO DURATION FOR THE AZL PIMCO FUNDAMENTAL INDEXPLUS TOTAL RETURN FUND.

THE FOLLOWING THREE SENTENCES REPLACE THE LAST SENTENCE OF THE SECOND PARAGRAPH ON PAGE 96: PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which normally varies from one year minimum duration to a maximum of two years above the duration of the Lehman Brothers Aggregate Bond Index. As of March 31, 2007, the duration of the Lehman Brothers Aggregate Bond Index was 4.5 years. The Lehman Brothers Aggregate Bond Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.




--------------------------------------------------------------------------------
4. THE FOLLOWING INFORMATION REFLECTS THAT, EFFECTIVE JUNE 1, 2007, Y. DOGAN SAHIN WAS ADDED AS A BACKUP PORTFOLIO MANAGER FOR THE AZL FRANKLIN SMALL CAP VALUE FUND.

THE FOLLOWING PARAGRAPH IS ADDED AFTER THE PARAGRAPH DESCRIBING THE BUSINESS EXPERIENCE OF WILLIAM J. LIPPMAN ON PAGE 178:

Y. Dogan Sahin, CFA, is a Backup portfolio manager of the Fund and is part of a research team for other funds managed by Franklin Advisory Services. Mr. Sahin joined Franklin Advisory Services in September, 2003. Prior to his current position, Mr. Sahin was a research analyst working primarily with the Franklin Small Cap Value Fund. Before joining Franklin Advisory Services, Mr. Sahin was a research analyst in Franklin's San Mateo, California office, where he provided industry-specific equity research of specialty retail companies. Mr. Sahin joined Franklin Templeton in July, 2001. Mr. Sahin earned a B.A. in chemistry and biology from Carleton College and an M.A. in molecular and cell biology from U.C. Berkeley. He is a Chartered Financial Analyst (CFA) Charterholder.




--------------------------------------------------------------------------------
5. THE FOLLOWING INFORMATION IS INSERTED TO PROVIDE DESCRIPTIONS FOR CERTAIN MARKET INDEXES INCLUDED IN THE TABLE OF AVERAGE ANNUAL TOTAL RETURNS.

THE FOLLOWING SENTENCES ARE INSERTED AFTER THE FIRST SENTENCE OF THE SECOND FULL PARAGRAPH ON PAGE 15:

The Merrill Lynch 100 Technology Index, an unmanaged index, is equally weighted among 100 leading technology stocks. The S&P 500 Technology Hardware and Equipment Index, an unmanaged index, represents the performance of U.S. based technology companies.


                                   Page 3 of 3                  AZLPRO-002-0507









                    ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
                         SUPPLEMENT DATED JUNE 20, 2007,
          TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2007

          THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN THE
        STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE ATTACHED TO THE
           STATEMENT OF ADDITIONAL INFORMATION AND RETAINED FOR FUTURE
                                   REFERENCE.


STATEMENT OF ADDITIONAL INFORMATION

-------------------------------------------------------------------------------
1. EFFECTIVE JUNE 13, 2007, ALLIANZ LIFE ADVISERS, LLC ENTERED INTO A SUBADVISORY AGREEMENT WITH TURNER INVESTMENT PARTNERS, INC. ("TURNER") PURSUANT TO WHICH TURNER WILL REPLACE CLEARBRIDGE ADVISORS, LLC (FORMERLY CAM NORTH AMERICA, LLC) AS THE SUBADVISER TO THE FUND EFFECTIVE ON OR ABOUT JUNE 26, 2007. IN ADDITION, THE FOLLOWING NAME CHANGE IS EFFECTIVE ON OR ABOUT JUNE 26, 2007.

         NAME EFFECTIVE ON OR ABOUT JUNE 26, 2007           PREVIOUS NAME
 AZL(SM) Turner Quantitative Small Cap Growth Fund  AZL(SM) LMP Small Cap Growth
                                                    Fund

                                * * * * *

THE LIST OF FUND NAMES UNDER THE INVESTMENT STRATEGIES AND POLICIES SECTION, BEGINNING ON PAGE 2, IS REVISED AS FOLLOWS:

INSERT: AZL Turner Quantitative Small Cap Growth Fund ("Turner Quantitative Small Cap Growth Fund")
DELETE:  AZL LMP Small Cap Growth Fund ("LMP Small Cap Growth Fund")


ALSO, THE SPECIFIC INVESTMENT RESTRICTIONS UNDER THE INVESTMENT STRATEGIES AND POLICIES SECTION IS REVISED TO DELETE THE PARAGRAPH FOR THE LMP SMALL CAP GROWTH FUND AND INSERT THE FOLLOWING:

TURNER QUANTITATIVE SMALL CAP GROWTH FUND. The Fund may invest up to 20% of its net assets for investment purposes in equity securities of companies whose market capitalizations exceed the market capitalization of companies included in the Russell 2000 Growth Index. The Fund may invest up to 15% of its total assets in equity securities of foreign issuers.


                                  * * * * *

THE TABLE UNDER ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS AND INVESTMENT POLICIES SECTION, BEGINNING ON PAGE 8, IS
REVISED TO DELETE THE COLUMN FOR THE LMP SMALL CAP GROWTH FUND AND INSERT THE FOLLOWING:

------------------------------------------- -------------     ------------------------------------------- --------------
                                               TURNER                                                        TURNER
                                            QUANTITATIVE                                                  QUANTITATIVE
                                             SMALL CAP                                                      SMALL CAP
TYPE OF INVESTMENT OR TECHNIQUE             GROWTH FUND       TYPE OF INVESTMENT OR TECHNIQUE              GROWTH FUND
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
Asset Backed Securities(1)                       N            Mortgage dollar rolls(7)                          N
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
Bank obligations                                 N            Mortgage-related securities                       N
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
Borrowing money(2)                               N            Non-investment grade debt(1)                      N
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
Collateralized mortgage obligations(3)           N            Options(5)                                        N
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
Commercial paper                                 N            Preferred stocks                                  N
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
Common stocks of U.S. companies                  Y            Real estate investment trusts (REITs)             Y
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
Convertible securities                           N            Repurchase agreements                             N
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
Delayed funding loans & revolving credit
facilities                                       N            Restricted securities(8)                          N
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
                                                              Reverse repurchase & dollar roll
Depositary receipts(4)                           Y            agreements                                        N
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
Developing country/emerging market
securities(4) Y Short sales (against the box) N
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
Event-linked exposure                            N            Small company stocks                              Y
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
Foreign currency options and futures             N            Sovereign debt (foreign) (4)                      N
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
Foreign securities                               Y            Special situation companies                       Y
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
Forward foreign currency exchange
contracts                                        N            Stripped Mortgage Securities(3)                   N
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
Futures(5) N Structured notes N
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
Guaranteed Investment Contracts                  N            Swap Agreements                                   N
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------


                                   Page 1 of 5                 AZLSAI-001-0507



                                                              Taxable and tax exempt municipal
Illiquid securities                              N            securities                                        N
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
Investment company securities (incl. ETFs)       N            U.S. Government obligations                       N
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
Lending portfolio securities                     Y            Variable and floating rate notes                  N
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
Loan Participations and Assignments              N            Warrants and Rights                               Y
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
Long-term corporate debt(1)                      N            When-issued / delayed-delivery securities         Y
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
Money market instruments(6)                      Y            Zero Coupon/Pay-in Kind Securities                N
------------------------------------------- -------------     -------------------------------------------  --------------
------------------------------------------- -------------     ------------------------------------------- --------------


                                      * * * * *

THE TABLE THAT DESCRIBES SUBADVISORY FEE RATES FOR FUNDS WITH MULTIPLE RATES ON PAGE 55 IS REVISED TO DELETE THE ENTRY FOR AZL LMP SMALL CAP GROWTH FUND AND INSERT THE FOLLOWING:

FUND                                                                               RATE
                                                                AVERAGE DAILY NET ASSETS (FOR BREAKPOINTS)
                                                        FIRST $50 MILLION    NEXT $50 MILLION       THEREAFTER
Turner Quantitative Small Cap Growth Fund..........          0.500%               0.400%              0.350%

                                     * * * * *

THE INFORMATION ABOUT THE SUBADVISERS, THAT BEGINS ON THE BOTTOM OF PAGE 57, IS REVISED TO INCLUDE THE FOLLOWING:

TURNER INVESTMENT PARTNERS, INC.
TURNER INVESTMENT PARTNERS, INC. ("TURNER"), located at 1205 Westlakes Drive, Suite 100, Berwyn, Pennsylvania 19312, is an employee-owned investment management firm founded by Robert E. Turner, Mark D. Turner and Christopher K. McHugh. Turner began managing assets, including institutional assets, in 1990. Turner offers a variety of growth, core and value equity investment strategies across all market capitalizations, totaling approximately $22.8 billion in assets under management as of December 31, 2006.


                                     * * * * *

THE TABLE OF OTHER MANAGED ACCOUNTS, BEGINNING ON PAGE 61, IS REVISED TO DELETE THE ROW FOR LMP SMALL CAP GROWTH FUND AND INSERT THE FOLLOWING:

----------------------- ---------------------- -------------------------- ----------------------- ------------------------
                                                                               OTHER POOLED
                                                 REGISTERED INVESTMENT     INVESTMENT VEHICLES/
                                                   COMPANY ACCOUNTS/           ASSETS UNDER           OTHER ACCOUNTS/
         FUND             PORTFOLIO MANAGER     ASSETS UNDER MANAGEMENT         MANAGEMENT        ASSETS UNDER MANAGEMENT
----------------------- ---------------------- -------------------------- ----------------------- ------------------------
----------------------- ---------------------- -------------------------- ----------------------- ------------------------
Turner Quantitative     David Kovacs                   1/ $787k                 10 / $28m                3 / $179m
Small Cap Growth Fund
----------------------- ---------------------- -------------------------- ----------------------- ------------------------
----------------------- ---------------------- -------------------------- ----------------------- ------------------------
                        Jennifer Clark                  0 / $0                    0 / $0                   0/ $0
----------------------- ---------------------- -------------------------- ----------------------- ------------------------

                                       * * * * *

THE PORTFOLIO MANAGER COMPENSATION SECTION, BEGINNING ON PAGE 64, IS REVISED TO INCLUDE THE FOLLOWING:

TURNER:
Investment professionals receive a base salary commensurate with their level of experience. Turner's goal is to maintain competitive base salaries through review of industry standards, market conditions, and salary surveys. Bonus compensation, which is a multiple of base salary, is based on the performance of each individual's sector and portfolio assignments relative to appropriate market benchmarks (the Russell 2000 Growth Index for the Turner Quantitative Small Cap Growth Fund. In addition, each employee is eligible for equity ownership and equity owners share the firm's profits. All of the senior members of the Investment Team are equity owners of Turner. This compensation and ownership structure provides incentive to attract and retain highly qualified people, as each member of the firm has the opportunity to share directly in the accomplishments of the business.


                                   Page 2 of 5                 AZLSAI-001-0507

The objective performance criteria noted above accounts for 90% of the bonus calculation. The remaining 10% is based upon subjective, "good will" factors including teamwork, interpersonal relations, the individual's contribution to overall success of the firm, media and client relations, presentation skills, and professional development. Portfolio managers/analysts are reviewed on an annual basis. The Chief Investment Officer is responsible for setting base salaries, bonus targets, and making all subjective judgments related to an investment professionals' compensation. The CIO is also responsible for identifying investment professionals that should be considered for equity ownership on an annual basis.



                                   * * * * *

THE ENTRY FOR THE LMP SMALL CAP GROWTH FUND IN THE FUND HISTORY TABLE, BEGINNING ON PAGE 90, IS REVISED TO INCLUDE THE FOLLOWING:

------------------------------------ ------------ ------------------------ --------- --------------------------- ---------
INVESTMENT OPTIONS                      FUND      PREVIOUS NAME             DATES    PREVIOUS NAME                DATES
                                      INCEPTION
------------------------------------ ------------ ------------------------ --------- --------------------------- ---------
------------------------------------ ------------ ------------------------ --------- --------------------------- ---------
AZL Turner Quantitative Small Cap      4/29/05    AZL LMP Small Cap        11/6/06   AZL Salomon Brothers        4/29/05
Growth Fund                                       Growth Fund                 to     Small Cap Growth Fund       to
                                                                           6/25/07                               11/6/06
------------------------------------ ------------ ------------------------ --------- --------------------------- ---------

                                     * * * * *
APPENDIX B - PROXY VOTING POLICIES, BEGINNING ON PAGE 105, IS REVISED TO INCLUDE THE FOLLOWING:

                        TURNER INVESTMENT PARTNERS, INC.

                        TURNER INVESTMENT MANAGEMENT, LLC

PROXY VOTING POLICY AND PROCEDURES
Turner Investment Partners, Inc., as well as its investment advisory affiliate, Turner Investment Management, LLC (collectively, Turner), act as fiduciaries in relation to their clients and the assets entrusted by them to their management. Where the assets placed in Turner's care include shares of corporate stock, and except where the client has expressly reserved to itself or another party the duty to vote proxies, it is Turner's duty as a fiduciary to vote all proxies relating to such shares.

DUTIES WITH RESPECT TO PROXIES:
Turner has an obligation to vote all proxies appurtenant to shares of corporate stock owned by its client accounts in the best interests of those clients. In voting these proxies, Turner may not be motivated by, or subordinate the client's interests to, its own objectives or those of persons or parties unrelated to the client. Turner will exercise all appropriate and lawful care, skill, prudence and diligence in voting proxies, and shall vote all proxies relating to shares owned by its client accounts and received by Turner. Turner shall not be responsible, however, for voting proxies that it does not receive in sufficient time to respond.

DELEGATION:
In order to carry out its responsibilities in regard to voting proxies, Turner must track all shareholder meetings convened by companies whose shares are held in Turner client accounts, identify all issues presented to shareholders at such meetings, formulate a principled position on each such issue and ensure that proxies pertaining to all shares owned in client accounts are voted in accordance with such determinations.

Consistent with these duties, Turner has delegated certain aspects of the proxy voting process to Institutional Shareholder Services, and its Proxy Voter Services (PVS) subsidiary. PVS is a separate investment adviser registered under the Investment Advisers Act of 1940, as amended. Under an agreement entered into with Turner, PVS has agreed to vote proxies in accordance with recommendations developed by PVS and overseen by Turner, except in those instances where Turner has provided it with different direction.

REVIEW AND OVERSIGHT:
Turner has reviewed the methods used by PVS to identify and track shareholder meetings called by publicly traded issuers throughout the United States and around the globe. Turner has satisfied itself that PVS operates a system reasonably designed to identify all such meetings and to provide Turner with timely notice of the date, time and place of such meetings. Turner has further reviewed the principles and procedures employed by PVS in making recommendations on voting proxies on each issue presented, and has satisfied itself that PVS's recommendations are: (i) based upon an appropriate level of diligence and research, and (ii) designed to further the interests of shareholders and not serve other unrelated or improper interests. Turner, either directly or through its duly-constituted Proxy Committee, shall review its determinations as to PVS at least annually.

Notwithstanding its belief that PVS's recommendations are consistent with the best interests of shareholders and appropriate to be implemented for Turner's client accounts, Turner has the right and the ability to depart from a recommendation made by PVS as to a particular vote, slate of candidates or otherwise, and can direct PVS to vote all or a portion of the shares owned for


                                   Page 3 of 5                 AZLSAI-001-0507
client accounts in accordance with Turner's preferences. PVS is bound to vote any such shares subject to that direction in strict accordance with all such instructions. Turner, through its Proxy Committee, reviews on a regular basis the overall shareholder meeting agenda, and seeks to identify shareholder votes that warrant further review based upon either (i) the total number of shares of a particular company stock that Turner holds for its clients accounts, or (ii) the particular subject matter of a shareholder vote, such as board independence or shareholders' rights issues. In determining whether to depart from a PVS recommendation, the Turner Proxy Committee looks to its view of the best interests of shareholders, and provides direction to PVS only where in Turner's view departing from the PVS recommendation appears to be in the best interests of Turner's clients as shareholders. The Proxy Committee keeps minutes of its determinations in this regard.

CONFLICTS OF INTEREST:
Turner stock is not publicly traded, and Turner is not otherwise affiliated with any issuer whose shares are available for purchase by client accounts. Further, no Turner affiliate currently provides brokerage, underwriting, insurance, banking or other financial services to issuers whose shares are available for purchase by client accounts.

Where a client of Turner is a publicly traded company in its own right, Turner may be restricted from acquiring that company's securities for the client's benefit. Further, while Turner believes that any particular proxy issues involving companies that engage Turner, either directly or through their pension committee or otherwise, to manage assets on their behalf, generally will not present conflict of interest dangers for the firm or its clients, in order to avoid even the appearance of a conflict of interest, the Proxy Committee will determine, by surveying the Firm's employees or otherwise, whether Turner, an affiliate or any of their officers has a business, familial or personal relationship with a participant in a proxy contest, the issuer itself or the issuer's pension plan, corporate directors or candidates for directorships. In the event that any such relationship is found to exist, the Proxy Committee will take appropriate steps to ensure that any such relationship (or other potential conflict of interest), does not influence Turner's or the Committee's decision to provide direction to PVS on a given vote or issue. Further to that end, Turner will adhere to all recommendations made by PVS in connection with all shares issued by such companies and held in Turner client accounts, and, absent extraordinary circumstances that will be documented in writing, will not subject any such proxy to special review by the Proxy Committee. Turner will seek to resolve any conflicts of interests that may arise prior to voting proxies in a manner that reflects the best interests of its clients.

OBTAINING PROXY VOTING INFORMATION:
To obtain information on how Turner voted proxies, please contact: Andrew Mark, Director of Operations and Technology Administration

C/o Turner Investment Partners, Inc.
1205 Westlakes Drive, Suite 100
Berwyn, PA 19312

RECORDKEEPING:
Turner shall retain its (i) proxy voting policies and procedures; (ii) proxy statements received regarding client statements; (iii) records or votes it casts on behalf of clients; (iv) records of client requests for proxy voting information, and (v) any documents prepared by Turner that are material in making a proxy voting decision. Such records may be maintained with a third party, such as PVS, that will provide a copy of the documents promptly upon request.



Adopted:  July 1, 2003
Last revised:  July 15, 2005





--------------------------------------------------------------------------------
2. THE FOLLOWING CHANGE IS TO CLARIFY THAT THE SPECIFIC INVESTMENT LIMITATIONS LISTED ON PAGES 3 THROUGH 7 OF THE SAI ARE "NON-FUNDAMENTAL" INVESTMENT RESTRICTIONS.

THE FOLLOWING HEADING AND PARAGRAPH REPLACE THE HEADING "SPECIFIC INVESTMENT LIMITATIONS" AND THE PARAGRAPH THAT FOLLOWS IT ON PAGE 3:

SPECIFIC INVESTMENT RESTRICTIONS
In addition to the information shown in the table under "Additional Information on Portfolio Instruments and Investment Policies" and the information in the section "Investment Restrictions" in this SAI, the following sets forth specific non-fundamental investment restrictions for certain Funds.


                                   Page 4 of 5                 AZLSAI-001-0507

--------------------------------------------------------------------------------
3. THE FOLLOWING INFORMATION IS ADDED TO THE NON-FUNDAMENTAL INVESTMENT RESTRICTIONS FOR THE AZL LEGG MASON GROWTH FUND AND THE AZL LEGG MASON VALUE FUND.

THE FOLLOWING SENTENCE IS INSERTED AT THE BEGINNING OF THE FIRST PARAGRAPH FOR THE "LM GROWTH FUND" ON PAGE 4:

The Fund will not borrow for investment purposes an amount in excess of 5% of its total assets.

THE FOLLOWING SENTENCE IS INSERTED AFTER THE SECOND SENTENCE OF THE THIRD PARAGRAPH FOR THE "LM GROWTH FUND" ON PAGE 4 AND AFTER THE SECOND SENTENCE OF THE PARAGRAPH FOR THE "LM VALUE FUND" ON PAGE 5:

The Fund will not enter into repurchase agreements of more than seven days duration if more than 15% of its net assets would be invested in such agreements and other illiquid securities.


--------------------------------------------------------------------------------
4. THE FOLLOWING CHANGE IS A CORRECTION TO DISCLOSE THAT THE LESS RESTRICTIVE LIMIT OF 33 1/3% ON CERTAIN FUNDS' ABILITY TO BORROW OR TO MORTGAGE, PLEDGE, OR HYPOTHECATE ASSETS IS A "FUNDAMENTAL" INVESTMENT RESTRICTION.

THE FOLLOWING SENTENCE REPLACES THE SENTENCE IDENTIFIED BY THE ASTERISK UNDER FUNDAMENTAL INVESTMENT RESTRICTION NUMBER 8 ON PAGE 37:

* As a fundamental policy, the following Funds have a less restrictive limit of up to 33?%:


-------------------------------------------------------------------------------
5. THE FOLLOWING CHANGE IS A CORRECTION TO DISCLOSE THAT AS A NON-FUNDAMENTAL POLICY, THE VK EQUITY AND INCOME FUND HAS A MORE RESTRICTIVE LIMIT OF 5% ON ACTIVITIES IDENTIFIED UNDER FUNDAMENTAL RESTRICTION #8 THAT APPEARS ON PAGE 37.

THE ENTRY FOR THE VK EQUITY AND INCOME FUND THAT APPEARS NEXT TO THE ASTERISK ON PAGE 37 IS CHANGED TO READ AS FOLLOWS:

           As a non-fundamental policy, the following funds have more restrictive limits as follows:

           VK Equity and Income Fund                 5%



--------------------------------------------------------------------------------
6. THE FOLLOWING INFORMATION IS ADDED TO DISCLOSE INFORMATION REGARDING OTHER MANAGED ACCOUNTS FOR Y. DOGAN SAHIN WHO WAS ADDED AS A BACKUP PORTFOLIO MANAGER FOR THE AZL FRANKLIN SMALL CAP VALUE FUND EFFECTIVE JUNE 1, 2007.

THE FOLLOWING INFORMATION IS ADDED TO THE TABLE ON PAGE 61:

---------------------------------- ------------------- ----------------------- ----------------------- -------------------
              FUND                 PORTFOLIO MANAGER   REGISTERED INVESTMENT        OTHER POOLED        OTHER ACCOUNTS/
                                                         COMPANY ACCOUNTS/      INVESTMENT VEHICLES/
                                                            ASSETS UNDER            ASSETS UNDER          ASSETS UNDER
                                                             MANAGEMENT              MANAGEMENT            MANAGEMENT
---------------------------------- ------------------- ----------------------- ----------------------- -------------------
---------------------------------- ------------------- ----------------------- ----------------------- -------------------
Franklin Small Cap Value Fund      Y. Dogan Sahin              0 / $0                  0 / $0                0 / $0
---------------------------------- ------------------- ----------------------- ----------------------- -------------------




                                   Page 1 of 5                 AZLSAI-001-0507